SUBSEQUENT EVENTS (Details Narrative) - Non adjusting event [member]	1 Months Ended
	Feb. 17, 2023 CAD ($) $ / shares shares	Feb. 17, 2023 USD ($) shares
IfrsStatementLineItems [Line Items]
Shares distributed | shares	650,729	650,729
Share price | $ / shares	$ 2.62
Net proceeds from distributed of shares	$ 1,705,013
Equity distribution agreement [member]
IfrsStatementLineItems [Line Items]
Shares distributed		$ 15,000,000